Equity-Accounted Joint Ventures Equity-Accounted Joint Ventures (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 1,400,000		$ 1,400,000
Bahrain LNG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Advances to equity-accounted joint ventures, current and long-term (note 7)	$ 73,400		$ 73,400
Ownership percentage	30.00%		30.00%
Debt Instrument, Interest Rate During Period			6.00%
Interest receivable on advances to equity accounted joint ventures	$ 2,800		$ 2,800		$ 500
Interest Income, Related Party	$ 1,100	$ 900	$ 2,200	$ 1,800
Exmar LPG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%		50.00%
Interest Income, Related Party	$ 300	$ 400	$ 600	$ 800
Exmar Lpg Bvba [Member]
Schedule of Equity Method Investments [Line Items]
Advances to equity-accounted joint ventures, current and long-term (note 7)	52,300		52,300
Interest receivable on advances to equity accounted joint ventures	$ 0		$ 0		$ 300
Exmar Lpg Bvba [Member] | LIBOR
Schedule of Equity Method Investments [Line Items]
Variable interest rate on debt			0.50%